UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2025 to March 31, 2025

Date of Report (Date of earliest event reported) May 12, 2025

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002061381

Vontive Depositor, LLC 1

(Exact name of issuing entity as specified in its charter)

 Henry Indvik (206) 237-7865

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Vontive Depositor, LLC (“Vontive”) is filing this Form ABS-15G in its capacity as depositor of the Vontive Mortgage Trust 2025-RTL1, Series 2025-RTL1 Notes transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate, Vontive, Inc., the sponsor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Vontive’s capacity as depositor, Vontive is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Vontive into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Vontive may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Vontive Depositor, LLC has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VONTIVE DEPOSITOR, LLC
(Securitizer)

	By:	Vontive, Inc., its Sole Member

	By:	/s/ Charles McKinney
		Name:	Charles McKinney
		Title:	Chief Executive Officer

Date: May 12, 2025